Segment Information - Group's revenue based on revenue streams (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Information
Number of reportable segments | segment	1
Net revenues	$ 134,109,632	$ 37,334,966	$ 11,030,079
Advertising
Segment Information
Net revenues	131,287,334	35,032,557	9,967,282
Other revenue
Segment Information
Net revenues	$ 2,822,298	$ 2,302,409	$ 1,062,797